Acquisition of SRM Entertainment (Tables) - SRM Entertainment [Member]	12 Months Ended
Dec. 31, 2022
Business Acquisition [Line Items]
Schedule of Fair Value Consideration

The fair value of the consideration is as follows:

Shares of the Company’s common stock issued	200,000
Market value of Company’s common stock (11/30/20 Nasdaq closing price)	$5.20
Consideration paid	$1,040,000
Net tangible liabilities assumed	339,237
Total consideration	$1,379,237

Schedule of Purchase Price Allocation	The purchase price allocation is as follows:
Distribution Agreements	$437,300
Goodwill	941,937
Total purchase price allocation	$1,379,237